Acquisitions - Allocations of Wildcat Purchase Price (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Feb. 28, 2011 Wildcat [Member]
Business Acquisition [Line Items]
Working capital				$ 293
Property and equipment				6,244
Goodwill	8,915	23,561	19,536	2,318
Total purchase price				$ 8,855